Income Tax - Summary of Net Operating Losses And Tax Credit Carryforwards (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Domestic Tax Authority [Member] | Indefinitely Carryforward [Member]
Operating Losses And Tax Credit Carryforwaards [Line Items]
Net operating losses, amount	$ 86,602
Net operating losses, description of expiration	Do Not Expire
Domestic Tax Authority [Member] | Tax Period Two Thousand And Thirty One [Member]
Operating Losses And Tax Credit Carryforwaards [Line Items]
Net operating losses, amount	$ 3,508
Net operating losses, expiration date	Dec. 31, 2031
Domestic Tax Authority [Member] | Tax Period Two Thousand And Thirty Two [Member]
Operating Losses And Tax Credit Carryforwaards [Line Items]
Tax credits, amount	$ 3,573
Tax credits, expiration date	Dec. 31, 2032
State and Local Jurisdiction [Member] | Indefinitely Carryforward [Member]
Operating Losses And Tax Credit Carryforwaards [Line Items]
Tax credits, amount	$ 3,120
Tax credits, description of expiration	Do Not Expire
State and Local Jurisdiction [Member] | Tax Period Two Thousand And Thirty Two [Member]
Operating Losses And Tax Credit Carryforwaards [Line Items]
Net operating losses, amount	$ 55,023
Net operating losses, expiration date	Dec. 31, 2032
Foreign Tax Authority [Member] | Indefinitely Carryforward [Member]
Operating Losses And Tax Credit Carryforwaards [Line Items]
Net operating losses, amount	$ 1,146
Net operating losses, description of expiration	Do Not Expire